UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                   FORM 12B-25

          [X ] FORM 10-KSB [ ] FORM 20-F [ ] FORM 11-K [  ] FORM 10-QSB

For  Period  Ended:  December  31,  2003
                                                       SEC FILE NUMBER 000-50334


[  ]  Transition  Report  on  Form  10-KSB
[  ]  Transition  Report  on  Form  20-F
[  ]  Transition  Report  on  Form  11-K
[  ]  Transition  Report  on  Form  10-QSB
[  ]  Transition  Report  on  Form  N-SAR
For  Period  Ended:


Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

                               ENTIRE FORM 10-KSB

Part  I  -  Registrant  Information
-----------------------------------

Full Name of Registrant:          Broadway International Development Corporation

Former  Name  if  Applicable:     N/A

Address  of  Principal  Executive  Office:

8483  Cambie  Street,  Suite  #204
Vancouver,  BC  V6P  3J9  Canada

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Part  II  -  RULES  12b-25  (b)  AND  (c)
-----------------------------------------
If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b) the following should be completed. (Check box if appropriate)

[X] (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

     (b) The subject annual report, semi-annual report, transition report on Form 10-KSB, Form 2-F, 11-F, or From N-SAR, or portion thereof will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and


     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part  III  -  Narrative
-----------------------

State below in reasonable detail the reasons why form 10-KSB, 11-K, 20-F, 10-Q or N-SAR or portion thereof could not be filed within the prescribed time period.

     The Company is still in the process of obtaining financial information related to our business. As a result of this process, the Company's management has been unable to compile the information that is required to be disclosed in its 10-KSB. Consequently, the Company may not be able to file its Form 10-KSB on time without unreasonable effort or expense.


Part  IV  -  Other  Information
-------------------------------
(1)  Name  and  telephone  number  of  person  to  contact  in  regard  to  this notification.
                 Jiaping Jiang    CEO          1-604-893-8778
              ----------------------------------------------------
                  (Name)       (Title)       (Telephone Number)

(2) Have all other periodic reports required under section 13 or 15(d) of the Securities Exchange Act of 1934 or section 30 of the Investment Company Act of 1940 during the 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer if no, identify report(s).
                                 (X ) Yes ( ) No

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(3)  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                 (X ) Yes ( ) No
     If so, attach an explanation of the anticipated change, both narrative and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made - Corporate offices and management changes.

As a result from sale of residential and commercial units of the Company's Modern Town real estate development project and related expenses incurred, results of operations for the fiscal year December 31, 2003 will be significantly different than results of operations for the prior fiscal year. However, results of operations for the 4th quarter, December 31, 2003 are expected to be similar to September 30, 2003 quarter filed in 10KSB12G/A on February 17, 2004.


                    Broadway International Development Corporation
                    ----------------------------------------------
                     (Name of Registrant as specified in Charter)


has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.
Date:  March  31,  2004
                            By: /s/Jiapin Jiang
                                --------------------
                                  Jiaping Jiang
                         Title: Chief Executive Officer

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